Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 101,901	$ 111,342	$ 104,566
Less: distribution expense to managed fleet container investors	(93,858)	(102,992)	(96,718)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(394)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	7,649	8,350	7,848
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	7,590	8,529	7,146
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 15,239	$ 16,879	$ 14,994